Prepaid Lease Payments	12 Months Ended
Dec. 31, 2018
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Prepaid Lease Payments
14.	PREPAID LEASE PAYMENTS

	As of December 31
	2017	2018	2018
	RMB’000	RMB’000	US$’000
The Group’s prepaid lease payments comprise were analyzed for reporting purposes as:
Non-current assets	367,024	357,599	52,011
Current assets	9,425	9,425	1,371

	376,449	367,024	53,382

	As of December 31
	2017	2018	2018
	RMB’000	RMB’000	US$’000
Beginning of the year	385,874	376,449	54,753
Amortization charge for the year	(9,425)	(9,425)	(1,371)

End of the year	376,449	367,024	53,382

Prepaid lease payments represent the rights to use the land (the “Land Use Rights”) in the PRC acquired by the Group. The Group is granted land use rights for a period from 50 to 70 years. They are amortized over the term of the Land Use Rights on a straight line basis. No impairment loss was made to the carrying amounts of the prepaid lease payments for the years ended December 31, 2016, 2017 and 2018.